Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Core Balanced ETF
Entity Central Index Key	0001970533
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Capital Group Core Balanced ETF - CGBL
Shareholder Report [Line Items]
Fund Name	Capital Group Core Balanced ETF
Class Name	Capital Group Core Balanced ETF
Trading Symbol	CGBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Balanced ETF (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estment )
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGBL	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 16.67%

for the year ended December 31, 2024. These results compare with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Within the fund, returns were positive across almost all sectors. Investments in companies within information technology, financials, communication services and consumer discretionary were particularly additive, with returns that outpaced the broader portfolio. The portfolio’s bond holdings rose modestly over the period, buoyed by high-yield bonds as well as sector and security selections.
The fund’s equity holdings in the energy sector declined overall. In the bond portfolio, impacts from duration positioning dampened results, partially offsetting positive contributions from curve positioning. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns. The bond portion overall generated lower returns than equities but offered diversification from equities and the potential to lower overall volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	Since inception 1
Capital Group Core Balanced ETF 2	16.67%	22.18%
S&P 500 Index 3	25.02%	30.63%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	20.40%
Bloomberg U.S. Aggregate Index 3	1.25%	6.26%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,386,000,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,386
Total number of portfolio holdings	69
Total advisory fees paid (in millions)	$ 1
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)